Impairment Charges and Reversals - Sensitivity (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Clearwater
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase through change in discount rate, impairments				$ 7
Decrease through change in discount rate, impairments				(7)
Five percent increase through change in forward price estimates, Impairments				(68)
Five percent decrease through change in forward price estimates, Impairments				128
Elmworth-Wapiti
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase through change in discount rate, impairments				10
Decrease through change in discount rate, impairments				(10)
Five percent increase through change in forward price estimates, Impairments				(71)
Five percent decrease through change in forward price estimates, Impairments				126
Kaybob-Edson
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase through change in discount rate, impairments				17
Decrease through change in discount rate, impairments				(19)
Five percent increase through change in forward price estimates, Impairments				(71)
Five percent decrease through change in forward price estimates, Impairments				$ 140
Borger, Wood River, and Lima CGUs
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase through change in discount rate, impairments		$ 69	$ 251
Decrease through change in discount rate, impairments		(65)	(283)
Five percent increase through change in forward price estimates, Impairments		(268)	(990)
Five percent decrease through change in forward price estimates, Impairments		268	$ 996
One percent increase through change in discount rate, impairment reversal		(72)
One percent decrease through change in discount rate, impairment reversal		14
Five percent increase through change in forward price estimates, impairment reversal		168
Five percent decrease through change in forward price estimates, impairment reversal		$ (342)
Borger CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase through change in discount rate, impairments	$ 89
Decrease through change in discount rate, impairments	(110)
Five percent increase through change in forward price estimates, Impairments	(348)
Five percent decrease through change in forward price estimates, Impairments	$ 342